REDEEMABLE PREFERRED STOCK (Details) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 23, 2014	May 31, 2011	Nov. 28, 2011	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REDEEMABLE PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Shares Authorized				1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001
Dividends Payable, Current				$ 456,964	$ 445,069	$ 414,967
Series A Preferred Stock [Member] | Other Current Liabilities [Member]
REDEEMABLE PREFERRED STOCK (Details) [Line Items]
Dividends Payable, Current						119,355
Series A Preferred Stock [Member]
REDEEMABLE PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Shares Authorized		200		200	200	200
Preferred Stock, Dividend Payment Terms		payable quarterly
Preferred Stock, Liquidation Preference, Value		5,000				922,000
Preferred Stock, Dividend Rate, Percentage		5.00%
Preferred Stock, Par or Stated Value Per Share		$ 5,000
Preferred Stock, Voting Rights		no voting rights
Preferred Stock, Redemption Date		Dec. 31, 2014
Preferred Stock, Redemption Terms		The Series A preferred stock is mandatorily redeemable on December 31, 2014 (as modified) at a price equal to the Stated Value ($5,000) plus an amount equal to all accumulated and unpaid dividends. If the Company fails to redeem at redemption, the unpaid redemption price will accrue at 14% per annum until paid.
Preferred Stock Redemption, Percentage		14.00%
Preferred Stock, Redemption Price Per Share		$ 1.84
Preferred Stock, Shares Issued					184.4	184.4
Preferred Stock, Shares Outstanding						184.4
Conversion of Stock, Shares Issued	577,901
Conversion of Stock, Amount Converted	141,331
Series B Preferred Stock [Member] | Other Current Liabilities [Member]
REDEEMABLE PREFERRED STOCK (Details) [Line Items]
Dividends Payable, Current						88,872
Series B Preferred Stock [Member]
REDEEMABLE PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Shares Authorized			600	600	600	600
Preferred Stock, Dividend Payment Terms			payable quarterly
Preferred Stock, Liquidation Preference, Value			5,000			887,500
Preferred Stock, Dividend Rate, Percentage			5.00%
Preferred Stock, Par or Stated Value Per Share			$ 5,000
Preferred Stock, Voting Rights			no voting rights
Preferred Stock, Redemption Date			Dec. 31, 2014
Preferred Stock, Redemption Terms			The Series B preferred stock is mandatorily redeemable on December 31, 2014 at a price equal to the Stated Value ($5,000) plus an amount equal to all accumulated and unpaid dividends. If the Company fails to redeem at redemption, the unpaid redemption price will accrue at 14% per annum until paid.
Preferred Stock Redemption, Percentage			14.00%
Preferred Stock, Redemption Price Per Share			$ 2.02
Preferred Stock, Shares Issued					177.5	177.5
Preferred Stock, Shares Outstanding						177.5
Conversion of Stock, Shares Issued	493,818
Conversion of Stock, Amount Converted	$ 110,026